Share-based payment arrangements - Reconciliation of outstanding restricted shares (Detail)	12 Months Ended
	Dec. 31, 2025 shares ₱ / shares	Dec. 31, 2024 shares ₱ / shares	Dec. 31, 2023 shares ₱ / shares
Disclosure Of Share Based Payment Arrangements [Abstract]
Number of shares, Outstanding at January 1 | shares	19,203,060	34,902,080	22,699,850
Number of shares, Increase due the change in estimate | shares			13,608,950
Number of shares, Granted during the year | shares	1,260,400	2,001,100	3,548,500
Number of shares, Exercised during the year | shares	(17,567,900)	(17,455,660)	(3,455,020)
Number of shares, Forfeited during the year | shares	(93,110)	(244,460)	(1,500,200)
Number of shares, Outstanding at December 31 | shares	2,802,450	19,203,060	34,902,080
Weighted fair value per share at grant date, Outstanding at January 1 | ₱ / shares	₱ 19.83	₱ 18.48	₱ 18.48
Weighted fair value per share at grant date, Increase due the change in estimate | ₱ / shares			18.48
Weighted fair value per share at grant date, Granted during the year | ₱ / shares	40.45	34.18	18.48
Weighted fair value per share at grant date, Exercised during the year | ₱ / shares	19.14	18.8	18.48
Weighted fair value per share at grant date, Forfeited during the year | ₱ / shares	18.48	18.48	18.48
Weighted fair value per share at grant date, Outstanding at December 31 | ₱ / shares	₱ 33.47	₱ 19.83	₱ 18.48